Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax benefit computed at 34%	$ (6,004,000)	$ (6,155,300)
State tax provision, net of federal tax benefit	(989,344)	(1,551,444)
Change in valuation allowance	6,735,600	7,335,300
Other	257,744	371,444
Tax provision (benefit)	$ 0	$ 0